Segmented information	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Segmented information [Text Block]

18. Segmented information

Geographic Information

As at December 31, 2021, the Company has only one reportable operating segment being the corporate function with its head office in Canada. Total assets in West Africa include the Company's 45% interest in the Asanko Gold Mine JV.

Geographic allocation of total assets and liabilities

December 31, 2021	Canada	West Africa	Total
	$	$	$
Current assets	61,629	39	61,668
Property, plant and equipment and right-of-use assets	474	-	474
Other non-current assets	-	74,054	74,054
Total assets	62,103	74,093	136,196
Current liabilities	2,598	45	2,643
Non-current liabilities	790	-	790
Total liabilities	3,388	45	3,433

December 31, 2020	Canada	West Africa	Total
	$	$	$
Current assets	65,541	-	65,541
Property, plant and equipment and right-of-use assets	591	-	591
Other non-current assets	-	137,458	137,458
Total assets	66,132	137,458	203,590
Current liabilities	3,618	-	3,618
Non-current liabilities	1,089	-	1,089
Total liabilities	4,707	-	4,707

Geographic allocation of the Statement of Operations and Comprehensive Income

For the year ended December 31, 2021:

	Canada	West Africa	Total
	$	$	$
Share of net loss related to joint venture	-	(51,528)	(51,528)
Service fee earned as operators of joint venture	5,071	-	5,071
General and administrative expenses	(13,429)	(48)	(13,477)
Exploration and evaluation expenditures	-	(642)	(642)
Loss from operations and joint venture	(8,358)	(52,218)	(60,576)

Impairment of investment in joint venture	-	(7,631)	(7,631)
Finance income	257	-	257
Finance expense	(51)	(874)	(925)
Foreign exchange loss	(8)	-	(8)
Net loss and comprehensive loss for the year	(8,160)	(60,723)	(68,883)

For the year ended December 31, 2020:

	Canada	West Africa	Total
	$	$	$
Share of net earnings related to joint venture	-	59,159	59,159
Service fee earned as operators of joint venture	4,917	-	4,917
General and administrative expenses	(14,757)	-	(14,757)
(Loss) income from operations and joint venture	(9,840)	59,159	49,319

Finance income	551	7,774	8,325
Finance expense	(45)	-	(45)
Foreign exchange loss	(223)	-	(223)
Net (loss) income and comprehensive (loss) income for the year	(9,557)	66,933	57,376